Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability - Derivative Liabilities (Details 2) - $ / shares			12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Jun. 04, 2013	Mar. 05, 2013	Feb. 05, 2013	Jun. 06, 2012
Underlying number of units of convertible preferred stock		2,075
Underlying number of warrants		69,166,667
Current exercise price of warrants	$ 0.03	$ .03	$ .03	$ 0.03
Current conversion price of preferred stock		$ 0.03
Time to expiration	2 years 7 months	3 years 3 months	3 years 6 months 18 days	3 years 6 months
Risk-free interest rate	0.91%	1.02%	1.02%	0.49%
Estimated volatility	79.00%	80.00%	80.00%	85.00%
Dividend	0.00%	0.00%	0.00%	0.00%
Stock price	$ 0.0225	$ .021	$ .021	$ .035	$ .0325	$ .034	$ .038	$ .0925
Additional Investment Rights
Underlying number of units of convertible preferred stock			2,075	1,225
Underlying number of warrants			69,166,667	40,833,335
Current exercise price of warrants		.03	$ .03	$ .03
Current conversion price of preferred stock			$ .03	$ .03
Time to expiration			7 months 24 days	10 months 17 days
Risk-free interest rate			0.09%	0.11%
Estimated volatility			61.00%	114.00%
Dividend			0.00%	0.00%
Stock price		$ .021	$ .021	$ .035